Accumulated Losses and Reserves (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Reserves Within Equity [Abstract]
Summary of Accumulated Losses and Reserves

	June 30, 2021	June 30, 2020	July 1, 2019
		Restated	Restated
	US$	US$	US$
(a) Movements in accumulated losses were as follows:
Balance of July 1	(78,779,486)	(67,656,287)	(52,704,339)
Net loss for the period	(45,344,496)	(11,123,199)	(14,951,948)
Balance of June 30	(124,123,982)	(78,779,486)	(67,656,287)

(b) Reserves
Fair value of Investments reserve (i)	1,085,411	551,409	517,700
Share-based payments reserve (ii)	4,087,650	3,116,080	2,401,769
Foreign translation reserve (iii)	20,089,163	5,827,605	6,257,941
Total reserves	25,262,224	9,495,094	9,177,410

(i) Movement in fair value of investments reserve:
Opening balance	551,409	517,700	353,604
Fair value on gains on investments in financial assets	469,767	41,098	181,687
Exchange on translation	64,235	(7,389)	(17,591)
Closing balance	1,085,411	551,409	517,700

(ii) Movement in share-based payments reserve:
Opening balance	3,116,080	2,401,769	1,816,817
Share-based payments expense	3,897,638	732,688	685,409
Exercise of options	(3,271,542)	(284,828)	—
Exchange on translation	345,474	266,451	(100,457)
Closing balance	4,087,650	3,116,080	2,401,769

(iii) Movement in foreign translation reserve:
Opening balance	5,827,605	6,257,941	7,530,571
(Gains)/loss on translation	14,261,558	(430,336)	(1,272,630)
Closing balance	20,089,163	5,827,605	6,257,941

(iv) Movement in option reserve
Opening balance	—	—	1,473,302
Transfer to contributed equity	—	—	(1,473,302)
Closing balance	—	—	—